CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total revenue
Customer A	*	20.3%	54.9%
Customer B	11.4%	17.5%	*
Customer C	*	10.2%	*
Customer D	52.1%	*	*
Customer E	13.2%	*	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2023	2024	2025
Percentage of the Company’s accounts receivable
Customer A	*	43.1%	66.6%
Customer F	*	17.2%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total purchase
Supplier A	24.0%	*	*
Supplier B	11.3%	*	*
Supplier C	*	*	14.7%

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

20. CONCENTRATION OF CREDIT RISK-continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payables:

	As of December 31,
	2023	2024	2025
Percentage of the Company’s accounts payable
Supplier C	*	16.4%	16.9%